Restructuring - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 13	$ 6	$ 6
Italian Workforce Redundancies
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 13	7
Italian Workforce Redundancies | Minimum
Restructuring Cost and Reserve [Line Items]
Period of continuing involvement	1 year
Italian Workforce Redundancies | Maximum
Restructuring Cost and Reserve [Line Items]
Period of continuing involvement	3 years
Severance and Related Employee Costs | Italian Workforce Redundancies
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	$ 31
Restructuring	$ 13	$ 7	$ 11